EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 26, 2014
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

The Company has a qualified profit sharing plan under Section 401(k) of the Internal Revenue Code. Pursuant to the 401(k) plan, the Company matches employee contributions at a rate of 25% of the first 5% contributed by the employees, up to a maximum of $3,250 per employee. Company contributions to the 401(k) plan were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Company contributions	$1,457	$1,384	$371	$819